Deposits, prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2024
Deposits Prepaid Expenses And Other Current Assets
Deposits, prepaid expenses and other current assets

3 Deposits, prepaid expenses and other current assets

	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000

Deposits	209	214	157
Prepayments	120	2,161	1,582
Other receivables	173	143	105
Provision for expired credits	158	140	102

	660	2,658	1,946

As of December 31, 2024, included in prepayments of S$2,050,000 (US$1,507,000) was pertaining to prepayments to certain consultants for consulting services over a period of 20 months from the date of the Consulting Agreements. The consulting services to be provided to the Company pursuant to the Consulting Agreements dated January 20, 2024, include participate in Company’s business and management meetings and contribute to Company’s business plans; assisting Company in corporate development by introducing customers or strategic partners to Company to drive business growth; strategizing with the Company on its positioning and road map for capital raising, and assist in dealing with investor relation matters.